Consolidated Statements of Operations and Comprehensive (Loss) Income (Restated) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Statements Of Operations [Abstract]
Revenue	$ 1,521,818	$ 1,237,067	$ 2,714,213	$ 2,342,316	$ 5,305,130	$ 4,171,622
Cost of revenue	723,508	698,258	1,497,715	1,409,004	3,001,573	2,715,227
Gross profit	798,310	538,809	1,216,498	933,312	2,303,557	1,456,395
Operating Expenses
Compensation expenses	251,521	200,545	369,074	321,402	730,268	806,711
Research and development expense	109,397	116,724	218,795	236,115	472,229	199,144
Bad debt expenses	30,259	61,736	251,252	68,686	393,774	78,038
Occupancy expenses	70,104	59,176	129,176	112,119	254,132	221,000
Depreciation expense	16,833	18,866	36,907	29,921	75,844	36,402
General and administration expenses	476,395	100,447	645,671	147,954	251,220	226,936
Total operating expenses	954,509	557,494	1,650,875	916,197	2,177,467	1,568,231
(Loss) income from operations	(156,199)	(18,685)	(434,377)	17,115	126,090	(111,836)
Other Income (Expense)
Interest income	26,383	23,925	53,222	54,093	114,309	109,899
Research and development grant	111,900	93,483	295,200	186,948	526,962	302,876
Finance costs	(284)		(284)	(141)	(16,797)	(28,555)
Other income	426	(1,199)	(2,643)	(6,127)	(182,566)	(14,797)
Total Other Income	138,425	116,209	345,495	234,773	441,908	369,423
(Loss) income from continuing operations before income taxes	(17,774)	97,524	(88,882)	251,888	567,998	257,587
Provision for income taxes	128,220	75,263	177,372	167,384	305,246	179,647
Net (loss) income from continuing operations	(145,994)	22,261	(266,254)	84,504
Net loss from discontinued operations	(104,678)		(297,530)
Net (loss) income	(250,672)	22,261	(563,784)	84,504	262,752	77,940
Other comprehensive income
Foreign currency translation	(297,550)	(61,961)	(156,257)	175,839	(826,704)	(253,280)
Comprehensive (loss) income	$ (548,222)	$ (39,700)	$ (720,041)	$ 260,343	$ (563,952)	$ (175,340)
Net (loss) income per share Basic and diluted:
Basic					$ 0.049	$ 0.015
Diluted					$ 0.049	$ 0.015
Continuing operations	$ (0.014)	$ 0.004	$ (0.026)	$ 0.016
Discontinued	$ (0.010)		$ (0.028)		$ 0.049	$ 0.015
Total	$ (0.024)	$ 0.004	$ (0.054)	$ 0.016
Weighted average number of shares used in computing basic and diluted net (loss) income per share:
Basic	10,470,632	5,300,000	10,449,303	5,300,000	5,313,661	5,300,000
Diluted	10,470,632	5,300,000	10,449,303	5,300,000	5,313,680	5,300,000